Income Tax Expense - Schedule of Reconciles the Statutory Rate to Effective Tax Rate (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciles the Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong Statutory income tax rate	16.50%	16.50%
Permanent difference for non-deductible expense		2.26%
Permanent difference for non-taxable income	(0.13%)	(1.29%)
Deferred tax not provided for	2.30%	1.24%
Previous years’ operating loss deducted in current year
Effect of Hong Kong preferential tax rate	(10.56%)	(2.31%)
Effect of different tax jurisdiction	2.41%
Effective tax rate	10.52%	16.40%